Warrants (Details) - Schedule of Warrant Liabilities	6 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Warrants (Details) - Schedule of Warrant Liabilities [Line Items]
Warrant liabilities beginning balance	¥ 8,792,389
Additions				8,814,592
Change in fair value	(6,851,308)	$ (954,248)		(21,358)	$ (3,108)
Foreign currency translation	244,041			(845)
Warrant liabilities ending balance	2,185,122			8,792,389
Warrant liabilities ending balance (in Dollars) | $		$ 304,343			1,279,507
Private Warrants [Member]
Warrants (Details) - Schedule of Warrant Liabilities [Line Items]
Warrant liabilities beginning balance	¥ 8,792,389
Additions				8,814,592
Change in fair value				(21,358)
Foreign currency translation				(845)
Warrant liabilities ending balance				¥ 8,792,389
Warrant liabilities ending balance (in Dollars) | $					$ 1,279,507